Variable Interest Entities (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Cash Collateral to Support Wholesale Transactions	$ 0	$ 0
Minimum [Member]
Variable Interest Entity [Line Items]
Cash Contribution Collateral to Support Wholesale Securitization Program	0	0
Maximum [Member]
Variable Interest Entity [Line Items]
Cash Contribution Collateral to Support Wholesale Securitization Program	$ 0	$ 179